Concentration of Credit Risk and Trade Accounts Receivable	9 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Concentration of Credit Risk and Trade Accounts Receivable
Concentration of Credit Risk and Trade Accounts Receivable
Our primary market areas are located in the United States along the Gulf Coast and in the Southeast. We have a concentration of trade receivable balances due from companies engaged in the production, trading, distribution and marketing of natural gas, NGL and condensate products. This concentration of customers may affect our overall credit risk in that the customers may be similarly affected by changes in economic, regulatory or other factors. Generally, our customers’ historical financial and operating information is analyzed prior to extending credit. We manage our exposure to credit risk through credit analysis, credit approvals, credit limits and monitoring procedures, and for certain transactions, we may request letters of credit, prepayments or guarantees. We maintain allowances for potentially uncollectible accounts receivable; however, for the nine months ended September 30, 2013 and 2012, no allowances on or write-offs of accounts receivable were recorded.
The following table summarizes the percentage of revenue earned from those customers that accounted for 10% or more of the Partnership's consolidated revenue in the consolidated statement of operations for the each of the periods presented below:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Customer A	26%	23%	28%	29%
Customer B	13%	17%	13%	—%
Customer C	12%	11%	12%	12%
Customer D	—%	12%	—%	16%
Other	49%	37%	47%	43%
Total	100%	100%	100%	100%